Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity investment securities	$ 71,199	$ 0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity investment securities	71,199
Deposits	988,200	935,075	$ 777,320
Short-term borrowings	21,468
Long-term debt	12,149	13,614	39,626
Subordinated debt	7,420	7,534
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net loans and leases	874,192	824,293	738,773
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity investment securities	71,096
Net loans and leases	854,594	806,741	730,345
Deposits	987,468	935,373	777,043
Short-term borrowings	21,468		31,596
Long-term debt	13,467	13,581	40,305
Subordinated debt	7,419	7,414	7,500
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity investment securities	71,199
Net loans and leases	874,192	824,293	738,773
Deposits	988,200	935,075	777,320
Short-term borrowings	21,468		31,596
Long-term debt	12,149	13,614	39,626
Subordinated debt	$ 7,420	$ 7,534	$ 7,500